Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of Intangible assets

						Impairment	Effects of
	Balance at 1				Asset held	expenses/	movements in	Balance at 31
Cost	January 2024	Additions	Disposals	Transfers	for sale	(reversals)	exchange rates	December 2024
Telecommunication licenses	98,620,686	1,026	(62,746)	-	-	-	14,376	98,573,342
Computer software	149,697,122	10,551,603	(32,933)	292,253	-	-	888,707	161,396,752
Transmission line software	1,520,659	1,119	(506)	-	-	-	17,288	1,538,560
Indefeasible right of usage	1,466,364	110,686	-	-	-	-	-	1,577,050
Brand name	15,547	-	-	-	-	-	(3,402)	12,145
Customer base	56,445	-	-	-	-	-	(6,764)	49,681
Goodwill	588,963	-	-	-	-	-	-	588,963
Subscriber acquisition cost	55,611,955	7,374,968	-	-	-	-	337,050	63,323,973
Electricity production license	964,442	-	-	-	-	-	(93,340)	871,102
Others	1,800,954	282,042	(1,989)	(35,890)	-	-	68,348	2,113,465
Construction in progress	378,599	293,744	(1,632)	(292,253)	-	-	(14,440)	364,018
Total	310,721,736	18,615,188	(99,806)	(35,890)	-	-	1,207,823	330,409,051

Accumulated amortization
Telecommunication licenses	69,428,856	5,688,680	(14,921)	-	-	-	159,167	75,261,782
Computer software	115,515,868	8,552,534	(10,454)	-	-	118,174	534,620	124,710,742
Transmission line software	1,506,223	32,121	-	-	-	-	13,617	1,551,961
Indefeasible right of usage	927,884	74,573	(1,369)	-	-	-	(810)	1,000,278
Brand name	14,170	-	-	-	-	-	(11,395)	2,775
Customer base	40,920	631	-	-	-	-	(15,568)	25,983
Subscriber acquisition cost	37,496,661	7,460,472	-	-	-	-	(537,653)	44,419,480
Electricity production license	75,717	43,678	-	-	-	-	17,972	137,367
Others	1,237,399	223,594	(1,764)	-	-	773	(33,681)	1,426,321
Total	226,243,698	22,076,283	(28,508)	-	-	118,947	126,269	248,536,689

Net book value	84,478,038	(3,461,095)	(71,298)	(35,890)	-	(118,947)	1,081,554	81,872,362

						Impairment	Effects of
	Balance at 1				Asset held	expenses/	movements in	Balance at 31
Cost	January 2023	Additions	Disposals	Transfers	for sale	(reversals)	exchange rates	December 2023
Telecommunication licenses	101,284,877	5,216,431	(86,334)	262,501	(7,434,755)	-	(622,034)	98,620,686
Computer software	138,268,118	11,418,517	(250,178)	654,440	(1,963,228)	-	1,569,453	149,697,122
Transmission line software	1,488,153	1,403	(5,325)	-	-	-	36,428	1,520,659
Indefeasible right of usage	1,462,116	4,249	-	-	-	-	(1)	1,466,364
Brand name	16,303	77	(71)	271	(886)	-	(147)	15,547
Customer base	70,698	-	-	-	-	-	(14,253)	56,445
Goodwill	606,037	-	-	-	-	(10,361)	(6,713)	588,963
Subscriber acquisition cost	49,237,523	7,263,978	(180,615)	-	(830,279)	-	121,348	55,611,955
Electricity production license	1,024,900	-	-	-	-	-	(60,458)	964,442
Others	1,614,237	238,131	(1,242)	(33,294)	(232)	-	(16,646)	1,800,954
Construction in progress	109,604	536,249	(191,947)	(128,603)	(1,255)	-	54,551	378,599
Total	295,182,566	24,679,035	(715,712)	755,315	(10,230,635)	(10,361)	1,061,528	310,721,736

Accumulated amortization
Telecommunication licenses	68,226,836	6,172,793	(6,881)	-	(4,611,507)	-	(352,385)	69,428,856
Computer software	105,290,313	9,277,415	(195,150)	-	(295,352)	22,691	1,415,951	115,515,868
Transmission line software	1,465,803	37,976	(5,325)	-	-	-	7,769	1,506,223
Indefeasible right of usage	837,147	91,395	-	-	-	-	(658)	927,884
Brand name	23,840	94	(30)	-	(491)	-	(9,243)	14,170
Customer base	50,607	2,895	-	-	-	-	(12,582)	40,920
Subscriber acquisition cost	29,407,136	9,214,832	(180,615)	-	(558,856)	-	(385,836)	37,496,661
Electricity production license	14,348	43,555	-	-	-	-	17,814	75,717
Others	1,075,416	188,860	(1,185)	-	(212)	689	(26,169)	1,237,399
Total	206,391,446	25,029,815	(389,186)	-	(5,466,418)	23,380	654,661	226,243,698

Net book value	88,791,120	(350,780)	(326,526)	755,315	(4,764,217)	(33,741)	406,867	84,478,038